Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Investments with Carrying Value

As of December 31, 2014 and 2015, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2014	2015	2014	2015
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	104	104
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	29	29

			133	133